Other Gains, Net - Schedule of Other Gains, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Gains, Net [Abstract]
Foreign currency exchange gain (loss)	$ (10,726)	$ 1,751
Unrealized gain or loss from investment	33,592
Others
Total	$ 22,866	$ 1,751